FINANCIAL RISK MANAGEMENT - Credit risk (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Credit risk exposure
Total financial assets	$ 45,686
Credit risk | Due
Credit risk exposure
Total financial assets	9,678
Credit risk | Not due
Credit risk exposure
Total financial assets	36,008
Cash and cash equivalents | Credit risk
Credit risk exposure
Total financial assets	18,527
Cash and cash equivalents | Credit risk | Not due
Credit risk exposure
Total financial assets	18,527
Investments | Credit risk
Credit risk exposure
Total financial assets	6,667
Investments | Credit risk | Not due
Credit risk exposure
Total financial assets	6,667
Trade receivables, net | Credit risk
Credit risk exposure
Total financial assets	19,015
Trade receivables, net | Credit risk | Due
Credit risk exposure
Total financial assets	9,657
Trade receivables, net | Credit risk | Not due
Credit risk exposure
Total financial assets	9,358
Other receivables, net | Credit risk
Credit risk exposure
Total financial assets	1,477
Other receivables, net | Credit risk | Due
Credit risk exposure
Total financial assets	21
Other receivables, net | Credit risk | Not due
Credit risk exposure
Total financial assets	1,456
Trade receivables
Credit risk exposure
Overdue balances not covered by the allowance for doubtful accounts	$ 9,657	$ 11,272